6. Courseware (Tables)	12 Months Ended
Dec. 31, 2012
Courseware Tables
Intangible Assets

Courseware consisted of the following at December 31, 2012 and 2011:

`	December 31, 2012	December 31, 2011
Courseware	$2,097,538	$2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$253,571	$369,831

Capitalized cost

Courseware consisted of the following at December 31, 2012 and 2011:

`	December 31, 2012	December 31, 2011
Courseware	$2,097,538	$2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$253,571	$369,831